LEGG MASON TAX-FREE INCOME FUND:
           Legg Mason Maryland Tax-Free Income Trust
         Legg Mason Pennsylvania Tax-Free Income Trust
       Legg Mason Tax-Free Intermediate-Term Income Trust

                         Primary Shares

        Supplement to the Prospectus dated July 31, 1995


     The front-end sales charge waiver for the Legg Mason Tax-Free Intermediate-Term Income Trust has been extended to March 31, 1996.

     Legg Mason Fund Adviser, Inc., as investment adviser to the Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust (collectively, the "Funds") and Legg Mason Wood Walker, Incorporated, as distributor for the Funds, have agreed to extend the current voluntary expense limitations for the Funds to March 31, 1996.






                                               February 13, 1996

                LEGG MASON TAX-FREE INCOME FUND:
           Legg Mason Maryland Tax-Free Income Trust
         Legg Mason Pennsylvania Tax-Free Income Trust
       Legg Mason Tax-Free Intermediate-Term Income Trust

                        Navigator Shares

        Supplement to the Prospectus dated July 31, 1995



     Legg Mason Fund Adviser, Inc., as investment adviser to the Navigator Maryland Tax-Free Income Trust, Navigator Pennsylvania Tax-Free Income Trust and Navigator Tax-Free Intermediate-Term Income Trust (collectively, the "Funds") has agreed to extend the current voluntary expense limitations for the Funds to March 31, 1996.






                                                February 13, 1996

                LEGG MASON TAX-FREE INCOME FUND:
           Legg Mason Maryland Tax-Free Income Trust
         Legg Mason Pennsylvania Tax-Free Income Trust
       Legg Mason Tax-Free Intermediate-Term Income Trust
                         Primary Shares
                        Navigator Shares

Supplement to the Statement of Additional Information dated July 31, 1995


     The front-end sales charge waiver for the Primary Class of the Legg Mason Tax-Free Intermediate-Term Income Trust has been extended to March 31, 1996.

     Legg Mason Fund Adviser, Inc., as investment adviser to the Primary and Navigator Class of Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust (collectively, the "Funds") and Legg Mason Wood Walker, Incorporated, as distributor for the Primary Class of the Funds, have agreed to extend the current voluntary expense limitations for the Funds to March 31, 1996.






                                              February 13, 1996